Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	¥ 26,128	¥ 40,021	¥ 33,005	¥ 39,496
Net operating losses carried forward	119,714
Tax credit carried forward	3,085
Unrecognized deferred tax liabilities	7,018
Undistributed earnings of foreign subsidiaries	327,182
Unrecognized tax benefits that would affect effective tax rate	¥ 4,482	4,668
Expected significant change in unrecognized tax benefits, description	Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera's consolidated results of operations and financial position.
Interest and penalties related to unrecognized tax benefits	¥ (23)	(18)	¥ (184)
Interest and penalties related to unrecognized tax benefits accrued	¥ 176	¥ 178
Domestic Tax Authority | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2017
Domestic Tax Authority | National Tax Agency, Japan | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 38,858
Expiration date of operating loss carried forward	9 years
Foreign Tax Authority | Subsidiaries | Tax Credit Carryforward With Expiration
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 332
Expiration date of tax credit carried forward	20 years
Foreign Tax Authority | Subsidiaries | Tax Credit Carryforward Without Expiration
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 2,294
Foreign Tax Authority | Internal Revenue Service (IRS), U.S.
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2013
Foreign Tax Authority | Internal Revenue Service (IRS), U.S. | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 44,372
Expiration date of operating loss carried forward	20 years
Foreign Tax Authority | Income Tax Authority, Other Than IRS of U.S | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 36,484